As filed with the Securities and Exchange Commission on November 6, 2012

1933 Act Registration No. 333-182594

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

VIRTUS EQUITY TRUST

(Virtus Quality Large-Cap Value Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Equity Trust, filed with the Securities and Exchange Commission on July 9, 2012 (Accession No. 0001193125-12-297719; File No. 333-182594), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 002-16590) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on October 30, 2000.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 (“Post-Effective Amendment No. 79”), and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005 (“Post-Effective Amendment No. 83”), and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

6(e).	Subadvisory Agreement between VIA and Sasco Capital, Inc. (“Sasco”) dated October 21, 2004, on behalf of the Virtus Mid-Cap Value Fund (“Mid-Cap Value Fund”), incorporated herein by reference to Post-Effective Amendment No. 79.

6(f).	First Amendment to Subadvisory Agreement between VIA and Sasco, dated September 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 84.

6(g).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(h).	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(i).	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(j).	Subadvisory Agreement between VIA and SCM Advisors, LLC (now known as Newfleet Asset Management, LLC)(“Newfleet”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(k).	First Amendment to Subadvisory Agreement between VIA and Kayne effective June 22, 2009, filed via EDGAR with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009 (“Post-Effective Amendment No. 91”), and incorporated herein by reference.

6(l).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(m).	Subadvisory Agreement between VIA and Newfleet dated June 8, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(n).	Second Amendment to Subadvisory Agreement between VIA and Kayne dated September 1, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

6(o).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(p).	First Amendment to Subadvisory Agreement dated June 8, 2009 between VIA and Newfleet, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(q).	First Amendment to Subadvisory Agreement dated March 10, 2008 between VIA and Newfleet, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 93 (File No. 002-16590) on July 26, 2011 (“Post-Effective Amendment No. 93”), and incorporated herein by reference.

6(r).	Third Amendment to Subadvisory Agreement between VIA and Kayne, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(s).	Second Amendment to Subadvisory Agreement between VIA and Sasco, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(t).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR with Post-Effective Amendment No. 92 (File No. 002-16590) on July 28, 2010 (“Post-Effective Amendment No. 92”), and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (March 25, 2011), incorporated herein by reference to Post-Effective Amendment No. 93.

8.	None.

9(a).	Master Custody Agreement between Registrant and The Bank of New York Mellon dated November 5, 2009, incorporated herein by reference to Post-Effective Amendment No. 92.

9(b).	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to Virtus Insight Trust’s (“VIT”) Registration Statement filed April 28, 2011, as Exhibit g.5 (Acc-No: 0001193125-11-114732).

9(c).	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.6 (Acc-No: 0001193125-11-114732).

9(d).	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.7 (Acc-No: 0001193125-11-114732).

9(e).	Fourth Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated July 18, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

9(f).	Foreign Custody Manager Agreement between Registrant and the Bank of New York Mellon, dated November 5, 2009, incorporated herein by reference to Post-Effective Amendment No. 92.

9(g).	First Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.8 (Acc-No: 0001193125-11-114732).

9(h).	Second Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.9 (Acc-No: 0001193125-11-114732).

9(i).	Third Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit g.10 (Acc-No: 0001193125-11-114732).

9(a).	Fourth Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated July 18, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(c).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(d).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(e).	Amendment No. 1 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(f).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(g).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(h).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(i).	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 19, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

10(j).	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit n.3 (Acc-No: 0001193125-11-114732).

10(k).	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit n.4 (Acc-No: 0001193125-11-114732).

11.	Opinion and consent of Kevin J. Carr, Esq. Filed via EDGAR with the Registration Statement (File No. 333-182594) on Form N-14 on July 9, 2012 and incorporated herein by reference.

12.	Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(b).	Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant and VP Distributors effective April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(c).	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.17 (Acc-No: 0001193125-11-114732).

13(d).	Sub-Transfer Agency and Shareholder Services Agreement by and among Registrant, VP Distributors and BNY Mellon Investment Servicing (US) Inc., effective as of April 15, 2011, incorporated herein by reference to Post-Effective Amendment No. 93.

13(e).	Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors, effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(f).	First Amendment to Amended and Restated Administration Agreement between Registrant and VP Distributors effective April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(g).	Second Amendment to Amended and Restated Administration Agreement between Registrant and VP Distributors effective June 30, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(h).	Third Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.11 (Acc-No: 0001193125-11-114732).

13(i).	Fourth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.12 (Acc-No: 0001193125-11-114732).

13(j).	Fifth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.13 (Acc-No: 0001193125-11-114732).

13(k).	Sub-Administration and Accounting Agreement by and among VP Distributors, Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY

Mellon Investment Servicing (US) Inc.) dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

13(l).	First Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated June 30, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.14 (Acc-No: 0001193125-11-114732).

13(m).	Second Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated September 14, 2010, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.15 (Acc-No: 0001193125-11-114732).

13(n).	Third Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment Servicing (US) Inc.) dated March 15, 2011, is incorporated herein by reference to Amendment No. 52 to VIT’s Registration Statement filed April 28, 2011, as Exhibit h.16 (Acc-No: 0001193125-11-114732).

13(o).	Sixth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective as of April 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 92.

13(p).	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA effective as of June 25, 2010 (corrected), incorporated herein by reference to Post-Effective Amendment No. 93.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Value Equity Fund of Virtus Insight Trust and Virtus Quality Large Cap Value Fund of the Registrant. Filed via EDGAR with the Registration Statement (File No. 333-182594) on Form N-14 on July 9, 2012 and incorporated herein by reference.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed via EDGAR with the Registration Statement (File No. 333-182594) on Form N-14 on July 9, 2012 and incorporated herein by reference.

17.	Form of Proxy Card for Virtus Value Equity Fund. Filed via EDGAR with the Registration Statement (File No. 333-182594) on Form N-14 on July 9, 2012 and incorporated herein by reference.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 6th day of November, 2012.

PHOENIX EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this post effective amendment to the Registration Statement on Form N-14 in the capacities indicated on the 6th day of November, 2012.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and
W. Patrick Bradley	Accounting Officer)

/s/ Dr. Leroy Keith, Jr.	Trustee
Dr. Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck	Trustee
Ferdinand L. J. Verdonck*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item

12	Tax opinion and consent of McDermott Will & Emery LLP.